RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 22   -    RELATED PARTIES

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below:

A.	Transactions with Related Parties:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Sales of goods to the Parent Company	93	208	265	27

Participation in expenses with Parent Company	95	296	301	28

Salary management fees, and bonus to related parties	2,281	2,190	17,108	658

Salary and bonus to key management personal	2,734	3,091	1,599	789

Share-based payment	-	-	152	-

Car expenses	498	383	1,016	144

B.	Balances with Related Parties:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Due to officers	24	42	7

Parent Company	(6)	361	(2)